UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 105.6%

Security	Shares	Value
Aerospace & Defense — 3.1%
CAE, Inc.	1,054,658	$14,071,261
United Technologies Corp.(1)	227,219	24,460,126

		$38,531,387

Banks — 7.8%
DBS Group Holdings, Ltd.	640,428	$7,403,888
JPMorgan Chase & Co.(1)	416,347	26,633,717
Mitsubishi UFJ Financial Group, Inc.	3,677,516	18,591,771
U.S. Bancorp(1)	281,724	11,880,301
Wells Fargo & Co.(1)	708,578	33,990,487

		$98,500,164

Beverages — 4.8%
Anheuser-Busch Inbev SA/NV(1)	150,383	$19,428,302
Constellation Brands, Inc., Class A(1)	91,937	15,135,588
Diageo PLC(1)	881,946	25,273,629

		$59,837,519

Biotechnology — 5.3%
Celgene Corp.(1)(2)	184,624	$20,712,966
Gilead Sciences, Inc.(1)	195,697	15,552,041
Shire PLC(1)	461,659	29,824,289

		$66,089,296

Capital Markets — 0.9%
Credit Suisse Group AG	841,374	$9,675,565
Credit Suisse Group AG(3)	132,511	1,523,839

		$11,199,404

Commercial Services & Supplies — 0.9%
Brambles, Ltd.	1,115,730	$11,413,594

		$11,413,594

Diversified Telecommunication Services — 2.4%
Nippon Telegraph & Telephone Corp.(1)	641,595	$30,488,436

		$30,488,436

Electric Utilities — 3.0%
American Electric Power Co., Inc.(1)	208,173	$14,426,389
NextEra Energy, Inc.(1)	179,279	22,999,703

		$37,426,092

Electrical Equipment — 1.2%
Legrand SA(1)	265,365	$14,642,167

		$14,642,167

Electronic Equipment, Instruments & Components — 2.3%
Keyence Corp.(1)	40,715	$28,719,276

		$28,719,276

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.(1)	139,878	$11,262,977

		$11,262,977

Security	Shares	Value
Food Products — 0.9%
Kerry Group PLC, Class A	131,340	$11,238,068

		$11,238,068

Health Care Equipment & Supplies — 1.6%
Medtronic PLC(1)	234,441	$20,544,065

		$20,544,065

Hotels, Restaurants & Leisure — 0.7%
Accor SA(1)	203,255	$8,509,104

		$8,509,104

Household Durables — 2.0%
Newell Brands, Inc.(1)	483,988	$25,390,010

		$25,390,010

Household Products — 1.4%
Reckitt Benckiser Group PLC	177,309	$17,191,893

		$17,191,893

Insurance — 5.6%
AIA Group, Ltd.	2,811,984	$17,516,382
Chubb, Ltd.(1)	194,382	24,348,289
Prudential PLC(1)	610,731	10,766,247
St. James’s Place PLC	1,463,918	17,916,039

		$70,546,957

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)(2)	24,244	$18,396,590

		$18,396,590

Internet Software & Services — 6.9%
Alphabet, Inc., Class C(1)(2)	70,865	$54,480,303
Facebook, Inc., Class A(1)(2)	265,739	32,935,692

		$87,415,995

IT Services — 2.6%
Visa, Inc., Class A(1)	420,945	$32,854,757

		$32,854,757

Machinery — 3.8%
Fortive Corp.(2)	211,356	$10,189,473
Komatsu, Ltd.	455,779	8,856,585
Kubota Corp.(1)	1,744,242	25,269,076
Melrose Industries PLC	457,063	4,139,285

		$48,454,419

Media — 2.4%
Time Warner, Inc.(1)	400,587	$30,704,993

		$30,704,993

Multi-Utilities — 0.7%
National Grid PLC	633,715	$9,086,727

		$9,086,727

Multiline Retail — 0.7%
Dollar General Corp.(1)	98,207	$9,304,131

		$9,304,131

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.(1)	369,722	$20,160,941
Chevron Corp.(1)	143,817	14,738,366
Occidental Petroleum Corp.(1)	212,769	15,900,227
Royal Dutch Shell PLC, Class B(1)	1,178,117	31,336,401

		$82,135,935

Security	Shares	Value
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A(1)	250,858	$23,304,708

		$23,304,708

Pharmaceuticals — 12.5%
Allergan PLC(1)(2)	113,137	$28,618,004
Bayer AG(1)	141,192	15,177,835
Eli Lilly & Co.(1)	307,335	25,474,998
Johnson & Johnson(1)	223,278	27,961,104
Novo Nordisk A/S, Class B(1)	400,585	22,779,780
Roche Holding AG PC(1)	68,954	17,601,747
Teva Pharmaceutical Industries, Ltd. ADR(1)	378,914	20,271,899

		$157,885,367

Professional Services — 1.7%
Verisk Analytics, Inc.(1)(2)	251,138	$21,417,049

		$21,417,049

Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	77,491	$8,971,133
Equity Residential(1)	422,258	28,709,321

		$37,680,454

Road & Rail — 2.4%
Union Pacific Corp.(1)	317,842	$29,575,198

		$29,575,198

Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV(1)	223,935	$24,588,201
Infineon Technologies AG(1)	521,245	8,641,188

		$33,229,389

Specialty Retail — 3.7%
Industria de Diseno Textil SA	499,091	$17,260,433
Lowe’s Cos., Inc.(1)	362,498	29,826,335

		$47,086,768

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(1)	113,609	$11,839,194

		$11,839,194

Textiles, Apparel & Luxury Goods — 3.3%
LVMH Moet Hennessy Louis Vuitton SE	107,698	$18,442,454
NIKE, Inc., Class B(1)	215,397	11,954,534
Pandora A/S	86,685	11,290,816

		$41,687,804

Tobacco — 1.9%
Reynolds American, Inc.(1)	465,600	$23,307,936

		$23,307,936

Trading Companies & Distributors — 0.8%
Brenntag AG	205,563	$10,211,552

		$10,211,552

Wireless Telecommunication Services — 1.0%
Vodafone Group PLC	4,238,336	$12,875,561

		$12,875,561

Total Common Stocks (identified cost $1,275,272,548)		$1,329,984,936

Preferred Stocks — 10.7%

Security	Shares	Value
Banks — 5.6%
AgriBank FCB, 6.875% to 1/1/24(4)	50,890	$5,497,713
CoBank ACB, Series F, 6.25% to 10/1/22(4)	51,100	5,314,400
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)	7,600	822,700
Farm Credit Bank of Texas, Series 1, 10.00%	2,490	2,994,225
First Tennessee Bank, 3.75%(5)(6)	2,570	1,772,336
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	3,050	4,392,000
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	114,120	3,086,946
JPMorgan Chase & Co., Series O, 5.50%	125,773	3,256,263
KeyCorp, Series A, 7.75% (Convertible)	46,185	6,234,975
Regions Financial Corp., Series A, 6.375%	125,376	3,375,122
Royal Bank of Scotland Group PLC, Series L, 5.75%	184,990	4,633,999
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,628,587
Texas Capital Bancshares, Inc., 6.50%	286,789	7,336,063
Texas Capital Bancshares, Inc., Series A, 6.50%	21,450	562,634
Webster Financial Corp., Series E, 6.40%	173,970	4,617,599
Wells Fargo & Co., Series L, 7.50% (Convertible)	6,677	8,888,823

		$70,414,385

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The), Series N, 6.30%	41,300	$1,117,578
KKR & Co., LP, Series A, 6.75%	54,669	1,493,557
State Street Corp., Series D, 5.90% to 3/15/24(4)	42,021	1,241,826

		$3,852,961

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	78,694	$2,055,487
Discover Financial Services, Series B, 6.50%	134,450	3,591,496

		$5,646,983

Diversified Financial Services — 0.5%
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	$6,293,555

		$6,293,555

Electric Utilities — 0.7%
Entergy Arkansas, Inc., 6.45%	51,243	$1,290,683
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	47,541	1,259,955
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,583,415
Southern Co. (The), 6.25%	169,479	4,745,412

		$8,879,465

Food Products — 0.9%
Dairy Farmers of America, 7.875%(5)	86,230	$9,161,938
Ocean Spray Cranberries, Inc., 6.25%(5)	18,430	1,658,700

		$10,820,638

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	236,634	$6,269,026

		$6,269,026

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	53,348	$1,376,378

		$1,376,378

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(4)	155,960	$3,985,168

		$3,985,168

Real Estate Investment Trusts (REITs) — 0.6%
DDR Corp., Series J, 6.50%	259,000	$6,684,790
Vornado Realty Trust, Series K, 5.70%	53,253	1,383,513

		$8,068,303

Security	Shares	Value
Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank, 8.998% to 12/31/17(4)	2,545	$2,366,850
EverBank Financial Corp., Series A, 6.75%	233,731	6,077,006

		$8,443,856

Total Preferred Stocks (identified cost $123,675,263)		$134,050,718

Corporate Bonds & Notes — 13.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 5.9%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(7)	$820	$893,146
Banco do Brasil SA, 9.00% to 6/18/24(4)(5)(7)	1,965	1,592,633
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(7)	7,201	7,537,863
Barclays PLC, 8.25% to 12/15/18(4)(7)	2,926	2,988,177
BNP Paribas SA, 7.375% to 8/19/25(4)(5)(7)	6,895	7,041,519
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	3,348	3,059,235
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(7)	4,275	4,611,656
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(7)	2,464	2,451,680
Deutsche Bank AG, 7.50% to 4/30/25(4)(7)	3,240	2,741,850
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(7)	2,794	2,975,610
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(7)	9,922	10,239,504
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)(7)	916	1,007,600
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(7)	7,865	7,865,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(7)	4,620	4,602,675
Societe Generale SA, 8.25% to 11/29/18(4)(7)(8)	6,774	6,917,947
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)(7)	3,932	4,207,240
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)(7)	681	662,273
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)(7)	2,626	2,776,995

		$74,172,603

Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(4)(7)	$5,050	$5,133,603
Morgan Stanley, Series J, 5.55% to 7/15/20(4)(7)	6,050	6,133,187
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)	7,463	7,351,055

		$18,617,845

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$3,870	$3,560,400
Leucadia National Corp., 6.625%, 10/23/43	3,952	3,848,268
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	1,719	1,091,565

		$8,500,233

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$3,232	$3,518,840

		$3,518,840

Electric Utilities — 1.9%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(5)	$6,131	$6,606,152
AES Panama SA, 6.00%, 6/25/22(5)	1,329	1,378,838
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	7,150	7,720,248
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	6,888	7,998,690
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(4)	710	697,575

		$24,401,503

Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(10)	$4,019	$231,093

		$231,093

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(5)(7)	$6,721	$7,107,458

		$7,107,458

Insurance — 0.9%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,183	$1,002,593
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(4)	3,430	3,314,238
XLIT, Ltd., Series E, 6.50% to 4/15/17(4)(7)	10,205	7,066,962

		$11,383,793

Metals & Mining — 0.4%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$5,175	$5,770,125

		$5,770,125

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$873	$899,190

		$899,190

Oil, Gas & Consumable Fuels — 0.0%(9)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(5)(7)(10)	$6,342	$380,520

		$380,520

Telecommunications — 0.7%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(4)(5)(7)	$8,892	$8,336,250

		$8,336,250

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(5)	$1,805	$1,853,195

		$1,853,195

Total Corporate Bonds & Notes (identified cost $172,207,674)		$165,172,648

Exchange-Traded Funds — 1.4%

Security	Shares	Value
Equity Funds — 1.4%
iShares U.S. Preferred Stock ETF	431,346	$17,370,303

Total Exchange-Traded Funds (identified cost $16,926,583)		$17,370,303

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(11)	$23,234	$23,233,816

Total Short-Term Investments (identified cost $23,233,816)		$23,233,816

Total Investments — 132.6% (identified cost $1,611,315,884)		$1,669,812,421

Other Assets, Less Liabilities — (32.6)%		$(410,772,646)

Net Assets — 100.0%		$1,259,039,775

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $80,679,153 or 6.4% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $14,269,002 or 1.1% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $107,529.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.5%	$994,057,354
United Kingdom	7.3	122,554,072
Japan	6.7	111,925,144
Netherlands	3.6	59,443,442
France	3.5	58,004,871
Ireland	2.9	48,129,319
Germany	2.2	36,772,425
Switzerland	2.2	36,152,206
Denmark	2.0	34,070,596
Canada	1.3	21,791,509
Israel	1.2	20,271,899
Belgium	1.2	19,428,302
Australia	1.1	18,076,865
Hong Kong	1.1	17,516,382
Spain	1.0	17,491,526
Colombia	0.5	8,336,250
Italy	0.5	7,998,690
Singapore	0.4	7,403,888
Chile	0.4	6,606,152
Brazil	0.3	5,032,388
Panama	0.1	1,378,838
Exchange-Traded Funds	1.0	17,370,303

Total Investments	100.0%	$1,669,812,421

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,622,906,492

Gross unrealized appreciation	$79,738,388
Gross unrealized depreciation	(32,832,459)

Net unrealized appreciation	$46,905,929

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$125,576,593	$55,502,807		$—	$181,079,400
Consumer Staples	61,748,232	73,131,892		—	134,880,124
Energy	62,062,511	31,336,401		—	93,398,912
Financials	134,533,248	83,393,731		—	217,926,979
Health Care	159,135,077	85,383,651		—	244,518,728
Industrials	99,713,107	74,532,259		—	174,245,366
Information Technology	132,109,946	61,948,665		—	194,058,611
Telecommunication Services	—	43,363,997		—	43,363,997
Utilities	37,426,092	9,086,727		—	46,512,819
Total Common Stocks	$812,304,806	$517,680,130	*	$—	$1,329,984,936
Preferred Stocks
Consumer Staples	$—	$10,820,638		$—	$10,820,638
Energy	—	3,985,168		—	3,985,168
Financials	60,578,756	42,141,287		—	102,720,043
Industrials	—	6,269,026		—	6,269,026
Utilities	7,705,205	2,550,638		—	10,255,843
Total Preferred Stocks	$68,283,961	$65,766,757		$—	$134,050,718
Corporate Bonds & Notes	$—	$165,172,648		$—	$165,172,648
Exchange-Traded Funds	17,370,303	—		—	17,370,303
Short-Term Investments	—	23,233,816		—	23,233,816
Total Investments	$897,959,070	$771,853,351		$—	$1,669,812,421

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016